Variable Interest Entity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	May 17, 2021
Variable Interest Entity [Line Items]
Percentage of reduced interest rate	19.43%	19.43%
Mineral rights value (in Dollars)	$ 17.1	$ 17.1
Round Top Mountain Development, LLC [Member]
Variable Interest Entity [Line Items]
Equity interest percentage			80.00%
VIE [Member] | Round Top Mountain Development, LLC [Member]
Variable Interest Entity [Line Items]
Equity interest percentage			20.00%
Round Top Mountain Development, LLC [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage			80.57%